Schedule of Movements in Options on Issue Over Ordinary Shares (Details)		6 Months Ended	12 Months Ended
		Dec. 31, 2024 shares $ / shares	Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares		Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares
Beginning balance		23,578,766	33,572,158	[1]	11,950,000	[1]	9,750,000
Issued		34,194,000	216		31,272,343	[1]	2,200,000
Exercised		(5,414,220)	(251)		(6,250,185)	[1]
Lapsed		(13,614,264)	(9,993,357)		(3,400,000)	[1]
Total		38,744,282	23,578,766		33,572,158	[1]	11,950,000	[1]
On or before 29 december 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 0.75		$ 0.75		$ 0.75
Beginning balance			1,100,000		1,100,000		1,100,000
Issued
Exercised
Lapsed			(1,100,000)
Total					1,100,000		1,100,000
On or before 7 october 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 2.20				$ 2.20
Beginning balance			1,900,000		500,000
Issued							500,000
Exercised
Lapsed			(1,900,000)
Total					1,900,000		500,000
On or before 30 november 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.20	$ 1.20		$ 1.20
Beginning balance		8,250,000	8,250,000
Issued					8,250,000
Exercised
Lapsed
Total		8,250,000	8,250,000		8,250,000
On or before 30 november 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.10	$ 1.10		$ 1.10
Beginning balance		13,614,264	13,614,264
Issued					13,614,264
Exercised
Lapsed		(13,614,264)
Total			13,614,264		13,614,264
On or before 16 january 2026 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.91	$ 0.91		$ 0.91
Beginning balance		1,714,286	1,714,286
Issued					1,714,286
Exercised
Lapsed
Total		1,714,286	1,714,286		1,714,286
On or before 30 april 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]		$ 0.70	[2]	$ 0.70
Beginning balance	[1]	[2]	6,993,608	[2]
Issued	[1]			[2]	6,993,793
Exercised	[1]		(251)	[2]	(185)
Lapsed	[1]		(6,993,357)	[2]
Total	[1]			[2]	6,993,608	[2]
On or before 30 june 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.00	$ 1.00
Beginning balance		216
Issued			216
Exercised
Lapsed
Total		216	216
On or before 19 september 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 0.40		$ 0.40
Beginning balance					6,100,000		6,100,000
Issued
Exercised					(6,100,000)
Lapsed
Total							6,100,000
On or before 28 october 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 0.56		$ 0.56
Beginning balance					150,000		150,000
Issued
Exercised					(150,000)
Lapsed
Total							150,000
On or before 28 january 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 0.60		$ 0.60
Beginning balance					750,000		750,000
Issued
Exercised
Lapsed					(750,000)
Total							750,000
On or before 2 december 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 3.00		$ 3.00
Beginning balance					1,050,000		1,050,000
Issued
Exercised
Lapsed					(1,050,000)
Total							1,050,000
On or before 20 may 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 1.35
Beginning balance					1,100,000
Issued					500,000
Exercised
Lapsed					(1,600,000)
Total							1,100,000
On or before 23 september 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares					$ 2.20
Beginning balance			1,900,000		1,700,000
Issued					200,000
Exercised
Lapsed
Total					1,900,000		1,700,000
On or before 20 may 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 1.35
Beginning balance					600,000		600,000
Issued
Exercised
Lapsed
Total							600,000
On or before 27 september 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 2.20
Beginning balance					1,200,000
Issued							1,200,000
Exercised
Lapsed
Total							1,200,000
On or before 20 may 2023 one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 1.40
Beginning balance					500,000
Issued							500,000
Exercised
Lapsed
Total							500,000
On Or Before Twenty Five July Two Thousands Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 7.50
Beginning balance
Issued		31,350,000
Exercised		(5,414,220)
Lapsed
Total		25,935,780
On Or Before Twenty Five July Two Thousands Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 10.37
Beginning balance
Issued		1,425,000
Exercised
Lapsed
Total		1,425,000
On Or Before Twenty Four September Two Thousands Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 9.80
Beginning balance
Issued		1,419,000
Exercised
Lapsed
Total		1,419,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.
[2]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.